Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash	$ 3,063,748	$ 3,505,454	$ 2,016,315
Accounts receivable
Crude oil and natural gas	2,071,933	2,103,341	2,862,945
Other	5,148	90,163	201,669
Short-term derivative instrument asset		391,488
Prepaid expenses and other current assets	777,484	722,002	395,204
Total current assets	5,918,313	6,812,448	5,476,133
Crude oil and natural gas properties, successful efforts method:
Proved properties	97,331,949	94,189,372	64,799,213
Accumulated depreciation, depletion, amortization and impairment	(1,350,743)	(352,127)	(9,592,296)
Total oil and natural gas properties, net	95,981,206	93,837,245	55,206,917
Other property, plant and equipment, net	20,000		83,004
Operating lease assets, net of accumulated depreciation			126,678
Note and interest receivable – related party			3,809,003
Other noncurrent assets			6,668
Long-term derivative instrument asset		76,199
Total assets	101,919,519	100,725,892	64,708,403
Current liabilities
Accounts payable	8,603,000	4,795,208	1,218,054
Accrued liabilities and other	5,913,324	4,422,183	1,128,671
Revenue and royalties payable	1,481,078	461,773	617,163
Revenue and royalties payable – related parties	237,532	1,523,138
Deferred underwriting fee payable	1,195,000	1,300,000
Short-term derivative instrument liabilities	946,952		1,191,354
Warrant liability, current portion	5,219,563
Current portion of operating lease liabilities			70,232
Current portion of long-term debt	9,782,073	4,157,602
Forward purchase agreement liability	1,419,569	1,094,097
Total current liabilities	38,470,967	20,113,049	4,225,474
Long-term debt, net of current portion and discount		37,486,206	26,750,000
Long-term debt, net of current portion and financing costs	30,134,125	37,486,206
Warrant liability	315,130	4,777,971
Deferred tax liability	4,614,086	6,163,140
Operating lease liabilities			58,921
Asset retirement obligations	977,827	904,297	4,494,761
Long-term derivative instrument liability	267,484
Other liabilities	675,000	675,000	675,000
Total for non-current liabilities	36,983,652	50,006,614	31,978,682
Total liabilities	75,454,619	70,119,663	36,204,156
Commitments and Contingencies
Stockholders’ equity
Preferred stock value
Additional paid-in capital	17,507,794	16,317,856
Owners’ equity			28,504,247
Accumulated deficit	(24,450,042)	(19,118,745)
Total stockholders’ (deficit) equity attributable to EON Resources Inc.	(6,941,514)	(2,800,185)	28,504,247
Noncontrolling interest	33,406,414	33,406,414
Total stockholders’ equity	26,464,900	30,606,229	28,504,247
Total liabilities and stockholders’ equity	101,919,519	100,725,892	64,708,403
Related Party
Current liabilities
Related party notes payable, net of discount	3,672,876	2,359,048
Class A Common Stock
Stockholders’ equity
Common stock value	554	524
Class B Common Stock
Stockholders’ equity
Common stock value	$ 180	$ 180